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                                                               File No. 33-84546
                                                                       811-08786

     As filed with the Securities and Exchange Commission on May 15, 2012
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                      Pre-Effective Amendment No. __                 [_]

                      Post-Effective Amendment No. 52                [X]

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                               ACT OF 1940                           [X]

                             Amendment No. 53                        [X]

                        (Check appropriate box or boxes)

                       PIONEER VARIABLE CONTRACTS TRUST*
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [X] immediately upon filing pursuant to paragraph (b)
     [_] on [date] pursuant to paragraph (b)
     [_] 60 days after filing pursuant to paragraph (a)(1)
     [_] on [date] pursuant to paragraph (a)(1)
     [_] 75 days after filing pursuant to paragraph (a)(2)
     [_] on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 52 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 15th day of May, 2012.

                                             Pioneer Variable Contracts Trust

                                        By:  /s/ Daniel K. Kingsbury
                                             -----------------------------------
                                             Daniel K. Kingsbury
                                             Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on May 15, 2012:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board,
John F. Cogan, Jr.             President (Principal Executive
                               Officer) and Trustee

Mark E. Bradley*               Treasurer (Principal
Mark E. Bradley                Financial and Accounting Officer)

David R. Bock*                 Trustee
David R. Bock

Mary K. Bush*                  Trustee
Mary K. Bush

Benjamin M. Friedman*          Trustee
Benjamin M. Friedmam

Margaret B.W. Graham*          Trustee
Margaret B.W. Graham

/s/ Daniel K. Kingsbury        Executive Vice President
Daniel K. Kingsbury            and Trustee

Thomas J. Perna*               Trustee
Thomas J. Perna

Marguerite A. Piret*           Trustee
Marguerite A. Piret

Stephen K. West*               Trustee
Stephen K. West

*By:     /s/ Daniel K. Kingsbury                Dated: May 15, 2012
         Daniel K. Kingsbury
         Attorney-in-Fact

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                                  Exhibit Index

Index Number   Description of Index

EX-101.INS     XBRL Instance Document

EX-101.SCH     XBRL Taxonomy Extension Schema Document

EX-101.CAL     XBRL Taxonomy Extension Calculation Document

EX-101.DEF     XBRL Taxonomy Extension Definition Document

EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase